GOODWILL AND INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets Disclosure [Text Block]
8.	GOODWILL AND INTANGIBLE ASSETS

(a)	Goodwill

The changes in the carrying amount of our goodwill for the years ended December 31, 2012, 2011 and 2010 are as follows:

RMB
Balance as of January 1, 2010
Goodwill	201,122
Accumulated impairment losses	(4,264)
196,858
Impairment loss of Long Rise (note 7(c))	(21,422)
Balance as of December 31, 2010
Goodwill	201,122
Accumulated impairment losses	(25,686)
175,436
Acquisition of MDC (note 7(b))	61,509
Impairment loss (note 8(c))	(236,945)
Balance as of December 31, 2011 and 2012
Goodwill	262,631
Accumulated impairment losses	(262,631)
Balance as of December 31, 2012	—

(b)	Intangible Assets

The Company reviews long-lived assets, including its intangible assets subject to amortization, which for the Company are its customer relationships, supplier relationships, proprietary technology, proprietary designs, website and software asset, non-compete agreements, license agreement and order backlog, for impairment whenever events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable. Recoverability of long-lived assets is measured by a comparison of the carrying amount of the asset group to the future undiscounted net cash flows expected to be generated by those assets. If such assets are considered to be impaired, the impairment charge recognized is the amount by which the carrying amounts of the assets exceed the fair value of the assets.

As of December 31, 2012 and 2011, the Company’s intangible assets related to the Company’s acquisitions consisted of the following:

	As of December 31, 2012
	Gross carrying amount	Amortization period	Accumulated amortization	Net carrying amount
	RMB	Years	RMB	RMB
Customer relationships	189,259	5 to 12	103,653	85,606
Supplier relationships	8,876	11.5	2,766	6,110
Proprietary technology	17,542	3 to 6.5	14,051	3,491
Proprietary designs	1,627	3	1,627	—
Website and software asset	575	3 to 5	575	—
Non-compete agreements	81,940	1 to 6	48,337	33,603
License agreement	1,249	2	1,249	—
Order backlog	4,305	0.1	4,305	—

Total	305,373		176,563	128,810
Total (in USD)	49,016		28,341	20,675

	As of December 31, 2011
	Gross carrying amount	Amortization period	Accumulated amortization	Net carrying amount
	RMB	Years	RMB	RMB
Customer relationships	189,259	5 to 12	89,286	99,973
Supplier relationships	8,876	11.5	1,994	6,882
Proprietary technology	17,542	3 to 6.5	12,868	4,674
Proprietary designs	1,627	3	1,627	—
Website and software asset	575	3 to 5	575	—
Non-compete agreements	81,940	1 to 6	39,364	42,576
License agreement	1,249	2	1,249	—
Order backlog	4,305	0.1	4,305	—

Total	305,373		151,268	154,105

Amortization expense for intangible assets for the years ended December 31, 2012, 2011 and 2010 of RMB25,295 (USD4,060), RMB28,631 and RMB21,803 was included in selling, general and administrative expenses, respectively. Estimation for amortization expense for the next five years is: RMB25,295 in 2013, RMB25,295 in 2014, RMB24,154 in 2015, RMB20,263 in 2016 and RMB10,017 in 2017.

(c)	Impairment of goodwill

As a result of the continued significant decline in the price of the Company’s shares of common stock in 2011, the Company’s aggregate market value was significantly lower than the aggregate carrying value of the Company’s reporting units. Accordingly, the Company determined that the carrying amounts of goodwill exceeded their respective implied fair values of nil and recorded a goodwill impairment charge of RMB236,945 during the year ended December 31, 2011. The goodwill impairment charge did not impact debt covenants compliance under the Company’s existing credit facility.